Cost of goods sold and services provided	12 Months Ended
Jun. 30, 2022
25. Cost of goods sold and services provided

25. Cost of goods sold and services provided

	Total as of June 30, 2022	Total as of June 30, 2021	Total as of June 30, 2020
Inventories at the beginning of the year (*)	3,001	29,200	24,625
Purchases and expenses	12,631	2,278	141,883
Capitalized finance costs	-	-	30
Currency translation adjustment	(157)	(9,485)	20,350
Transfers	-	(502)	495
Deconsolidation	-	(7,727)	(382)
Incorporated by business combination	-	-	651
Inventories at the end of the year (*)	(3,359)	(3,001)	(29,200)
Total costs	12,116	10,763	158,452

The following table presents the composition of the Group’s inventories for the years ended June 30, 2022 and 2021:

	Total as of June 30, 2022	Total as of June 30, 2021
Real estate	3,234	2,883
Others	125	118
Total inventories at the end of the year (*)	3,359	3,001

(*) Includes trading properties and inventories.